Trade and other receivables - Bad Debt Provisions (Detail) - Trade receivables [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [Line items]
Balance at beginning of year	£ 93.8	£ 85.4	£ 85.3
New acquisitions	1.2	1.8	1.0
Charged to operating costs	27.4	15.5	21.6
Exchange adjustments	(4.1)	13.7	0.2
Utilisations and other movements	(27.0)	(22.6)	(22.7)
Balance at end of year	£ 91.3	£ 93.8	£ 85.4